Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Components of Diluted Shares	The following table shows the components of diluted shares for the years ending:
	December 31, 2023	December 31, 2022
Numerator:
Net loss	$(10,615,035)	$(15,202,507)
Less: dividends on preferred stock	41,867	—
Net loss attributable to common stockholders	$(10,656,902)	$(15,202,507)

Denominator:
Basic – weighted shares outstanding	15,329,617	12,550,096
Dilutive effect from shares authorized	—	—
Diluted – weighted shares outstanding	15,329,617	12,550,096
Basic loss per share	$(0.69)	$(1.21)
Diluted loss per share	$(0.69)	$(1.21)